PROPERTY, PLANT AND EQUIPMENT - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Interest capitalized to property, plant and equipment	$ 1,378	$ 817	$ 657
Weighted average capitalization rates	3.02%	2.64%